EQUITY (Details Textual) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Feb. 21, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 22, 2014	Aug. 20, 2014	Aug. 16, 2014	May 29, 2014	Apr. 08, 2014	Jan. 11, 2014	Dec. 29, 2013	Oct. 10, 2013	Oct. 07, 2013	Dec. 29, 2011	Mar. 08, 2011	Nov. 16, 2011	Apr. 24, 2014	Jan. 15, 2014	Nov. 14, 2013
Option Indexed to Issuers Equity [Line Items]
Statutory Surplus Reserve, Minimum, Percentage	10.00%
Statutory Surplus Reserve, Maximum, Percentage	50.00%
Statutory Surplus Reserve, Required Minimum, Percentage	25.00%
Statutory Surplus Reserve, Appropriations	10.00%
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Number of Issued Options					100,000	131,000	11,975					94,000	94,000	450,000
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Issued Options Weighted Average Exercise Price (in dollars per share)						$ 5.31							$ 2.30	$ 1.45
Share-based Compensation Arrangement by Share-based Payment Award Equity Instruments Options Nonvested Number	328,200
Share Based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Value					$ 531,000	$ 674,570	$ 72,808					$ 209,574
Share based compensation shares issued on exercise of options								4,000	62,000	68,000	8,000
Security Purchase Agreement [Member]
Option Indexed to Issuers Equity [Line Items]
Warrants issued during period		220,410
Sale of Stock, Number of Shares Issued in Transaction		734,700
Sale of Stock, Price Per Share		$ 9.12
Sale of Stock, Consideration Received Per Transaction		6,100,000
Investment Warrants, Exercise Price		$ 11.86
Security Purchase Agreement [Member] | Placement Agent Warrant [Member]
Option Indexed to Issuers Equity [Line Items]
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants		73,470
Employee Stock Option [Member]
Option Indexed to Issuers Equity [Line Items]
Allocated Share-based Compensation Expense	160,613		94,271	110,163
Investment Relations Firm [Member]
Option Indexed to Issuers Equity [Line Items]
Unregistered Common Stock Share Issued															10,000
Unregistered Common Stocks Fair Value Issued (in dollars)															59,300
Consulting Firm [Member]
Option Indexed to Issuers Equity [Line Items]
Unregistered Common Stock Share Issued																50,000
Unregistered Common Stocks Fair Value Issued (in dollars)																84,250
Independent Contractor 1 [Member]
Option Indexed to Issuers Equity [Line Items]
Unregistered Common Stock Share Issued				60,000
Unregistered Common Stocks Fair Value Issued (in dollars)				109,000
Investment Counseling And Financial Advisory Services [Member]
Option Indexed to Issuers Equity [Line Items]
Unregistered Common Stock Share Issued																	40,000	40,000	40,000
Unregistered Common Stocks Fair Value Issued (in dollars)																	145,600	145,600	145,600
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Number of Issued Options					80,000
Share Based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Value					$ 352,800